CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Operating Activities:
Net income	$ 53,289	$ 45,043	$ 84,810
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	119,181	115,767	155,326
Loss on derivative assets	0	100	800
Amortization of customer incentives	4,567	2,574	3,511
Amortization and write-off of debt issuance costs	58,407	17,346	19,544
Share-based compensation expense	26,889	2,202	2,974
Deferred taxes	0	(2,255)	31,133
Other non-cash items	0	711	303
Change in operating assets and liabilities:
Decrease in accounts receivable and related party receivable	1,578	19,403	(25,715)
Decrease in net settlement assets and obligations	(24,023)	(31,380)	(38,258)
Increase in customer incentives	(6,783)	(8,243)	(11,385)
Decrease (increase) in prepaid and other assets	4,192	(708)	(10,532)
Increase (decrease) in accounts payable and accrued expenses	11,333	(8,234)	30,693
Decrease in payable to related party	(3,062)	(1,932)	(8,652)
Increase in other liabilities	1,332	(694)	(1,098)
Net cash provided by operating activities	246,900	149,700	233,454
Investing Activities:
Purchases of property and equipment	(38,245)	(46,232)	(62,714)
Acquisition of customer portfolios and related assets	(10,530)	(1,226)	(3,906)
Purchase of investments	0	(3,300)	(3,300)
Net cash used in investing activities	(48,775)	(50,758)	(69,920)
Financing Activities:
Proceeds from initial public offering, net of offering costs of $39,091	460,913	0
Proceeds from follow-on offering, net of offering costs of $1,951	33,512	0
Proceeds from issuance of long-term debt	1,248,750	0
Repayment of debt and capital lease obligations	(1,793,074)	(15,443)	(20,373)
Payment of debt issuance costs	(28,949)	(6,276)	(6,276)
Purchase of Class B units in Vantiv Holding from Fifth Third	(33,512)	0
Repurchase of Class A common stock (to satisfy tax withholding obligations)	(16,126)	0
Tax benefit from employee share-based compensation	13,436	0
Distribution to funds managed by Advent International Corporation	(40,086)	0
Distribution to non-controlling interests	(32,781)	(2,792)	(2,848)
Net cash (used in) provided by financing activities	(187,917)	(24,511)	(29,497)
Net increase (decrease) in cash and cash equivalents	10,208	74,431	134,037
Cash and cash equivalents-Beginning of period	370,549	236,512	236,512
Cash and cash equivalents-End of period	380,757	310,943	370,549
Cash Payments:
Interest	50,720	82,267	106,459
Taxes	12,247	5,950	12,127
Non-cash Items:
Issuance of tax receivable agreements	333,000	0
Assets acquired under capital lease obligations	1,202	18,702
Assets acquired under debt obligations	0	19,227
Accrual of secondary offering costs	$ 3,000	$ 0